Taxation	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Taxation

Note 10: Taxation

The components of tax expense (benefit) for 2025 and 2024 are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Current tax expense	363	517
Deferred tax expense (benefit)	60	(640)
Total tax expense (benefit)	423	(123)

Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2025 and 2024 are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Included in Other comprehensive income (loss)
Deferred tax (benefit) expense on cash flow hedges adjustments to equity	(1)	1
Deferred tax expense on fair value adjustments on financial assets	5	2
Deferred tax expense on remeasurement on defined benefit pension plans	20	5
Included in Equity
Deferred tax expense on share-based payments	11	4
Current tax benefit on share-based payments	(8)	(12)

Items affecting tax expense for 2025 and 2024

In 2025, tax expense included $72 million of tax charges related to the transfer of certain technology assets between the Company's wholly owned subsidiaries to consolidate the ownership and management of these assets. The Company also recorded $40 million of tax expense related to the gain on sale of the Company's minority stake in Elite.

In 2024, the net tax benefit included a $468 million benefit from the recognition of a deferred tax asset relating to tax legislation enacted in Canada. The legislation reduced the Company’s ability to deduct interest expense against its Canadian taxable income, thereby increasing Canadian taxable profits such that the Company expects to utilize tax loss carryforwards and other tax attributes, which it had not previously recognized as a deferred tax asset. Additionally, in 2024, the tax benefit was partly offset by $54 million of tax expense related to the gain on sale of the FindLaw business.

In January 2024, the Company began recording tax expense associated with the “Pillar Two model rules” as published by the Organization for Economic Cooperation and Development and enacted by key jurisdictions in which the Company operates. These rules are designed to ensure large multinational enterprises within the scope of the rules pay a minimum level of tax in each jurisdiction where they operate. In general, the “Pillar Two model rules” apply a system of top-up taxes to bring the enterprise’s effective tax rate in each jurisdiction to a minimum of 15%. The Company has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. The application of the "Pillar Two model rules" did not have a significant impact on the Company's tax expense (benefit) for the years ended December 31, 2025 and 2024.

Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense (benefit) for 2025 and 2024:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Income before tax	1,906	2,069
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	505	548
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(176)	(239)
Tax expense related to the transfer of certain technology assets	72	-
Net non-taxable foreign exchange and other gains and losses	(9)	16
Tax expense on changes in statutory intercompany investment values	30	12
Recognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(30)	(12)
Provision for uncertain tax positions	3	(9)
Recognition of tax assets that arose in prior years	-	(468)
Derecognition of tax assets that arose in prior years	-	3
Impact of changes in tax laws and rates	15	7
Research and development credits	(10)	(9)
Other adjustments related to prior years	2	17
Pillar Two top-up tax	5	4
Withholding taxes	7	6
Other differences	9	1
Total tax expense (benefit)	423	(123)

The Company’s 2025 effective income tax rate on earnings from continuing operations was 22.2%. Typically, the Company’s effective tax rate on earnings from continuing operations is lower than the Canadian corporate tax rate due significantly to the lower tax rates and differing tax rules applicable to certain of the Company’s operating and financing subsidiaries outside Canada. The Company’s effective tax rate depends on the laws of numerous countries and the provisions of multiple income tax conventions between various countries in which the Company operates. A 1% increase in the effective tax rate would have increased 2025 income tax expense and decreased earnings from continuing operations by approximately $19 million. In 2024, the effective income tax rate on earnings from continuing operations was not meaningful due to the impact of the $468 million tax benefit discussed above.

On July 4, 2025, the U.S. enacted tax reform legislation as part of the One Big Beautiful Bill Act ("OBBBA"). The OBBBA leaves the U.S. corporate tax rate unchanged at 21%. In addition, the OBBBA extends or revises key provisions of the Tax Cuts and Jobs Act enacted in 2017, which were set to expire or change at the end of 2025. The tax reforms of the OBBBA did not have a material impact on the Company's consolidated financial statements.